UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 30.8%
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 2.4%
Ford Motor Credit Co., LLC, Senior Bonds (3 mo. USD LIBOR + 0.930%)	2.717%	11/4/19	$620,000	$625,567	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.551%	10/5/18	270,000	269,926
Ford Motor Credit Co., LLC, Senior Notes	2.021%	5/3/19	210,000	208,129
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 2.060%)	3.780%	1/15/19	1,500,000	1,522,858	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	330,000	333,699

Total Automobiles				2,960,179

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	330,000	323,560	(b)

Media - 0.1%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	150,600

Specialty Retail - 0.9%
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.240%)	1.962%	4/15/19	660,000	661,536	(a)
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	1.956%	9/10/19	500,000	502,702	(a)

Total Specialty Retail				1,164,238

TOTAL CONSUMER DISCRETIONARY				4,598,577

CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.033%	2/1/21	190,000	196,046	(a)

Food & Staples Retailing - 0.2%
CVS Health Corp., Senior Notes	1.900%	7/20/18	300,000	299,592

Food Products - 0.8%
Mondelez International Inc., Senior Notes (3 mo. USD LIBOR + 0.520%)	2.293%	2/1/19	790,000	791,676	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	160,000	158,377	(b)

Total Food Products				950,053

Tobacco - 0.6%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	390,000	379,219	(b)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	210,000	207,291
Reynolds American Inc., Senior Notes	3.250%	6/12/20	172,000	172,591

Total Tobacco				759,101

TOTAL CONSUMER STAPLES				2,204,792

ENERGY - 4.7%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	180,920

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	230,000	240,119
BP Capital Markets PLC, Senior Bonds (3 mo. USD LIBOR + 0.870%)	2.470%	9/16/21	900,000	918,513	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.410%)	2.249%	11/15/19	1,050,000	1,058,149	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	2.017%	3/3/22	800,000	811,489	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 2.680% or 7.034%)	7.034%	1/15/68	60,000	60,300	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Bonds (3 mo. USD LIBOR + 0.370%)	1.879%	3/6/22	$640,000	$645,393	(a)
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	40,000	40,480
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	90,000	93,096
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	690,000	727,847
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.261%	5/11/20	330,000	332,755	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	2.628%	4/10/19	600,000	602,279	(a)(b)

Total Oil, Gas & Consumable Fuels				5,530,420

TOTAL ENERGY				5,711,340

FINANCIALS - 14.5%
Banks - 9.4%
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	195,034
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.565%	4/1/19	1,580,000	1,592,249	(a)
BB&T Corp., Senior Notes (3 mo. USD LIBOR + 0.860%)	2.449%	6/15/18	1,020,000	1,021,479	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	463,500
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,000,000	1,040,750	(a)(c)
Citigroup Inc., Senior Bonds (3 mo. USD LIBOR + 0.690%)	2.450%	4/27/18	1,500,000	1,501,114	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	2.474%	4/8/19	530,000	532,295	(a)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	2.506%	6/10/20	980,000	995,739	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	2.875%	7/1/21	350,000	358,679	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	400,000	403,553	(b)
HSBC Bank PLC, Senior Notes (3 mo. USD LIBOR + 0.640%)	2.479%	5/15/18	1,030,000	1,031,165	(a)(b)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.880%)	2.555%	9/24/18	390,000	391,727	(a)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	757,000	756,028
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/2/18	1,020,000	1,021,275	(a)(c)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.507%	7/30/18	300,000	300,773	(a)

Total Banks				11,605,360

Capital Markets - 2.8%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.755%	8/17/20	530,000	538,153	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	2.939%	11/15/18	950,000	955,827	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.105%	4/23/21	380,000	389,759	(a)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	410,000	410,402
UBS AG Stamford CT, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.331%	6/1/20	1,090,000	1,104,214	(a)

Total Capital Markets				3,398,355

Consumer Finance - 1.2%
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.567%	11/5/18	820,000	822,941	(a)
American Express Credit Corp., Senior Notes	2.600%	9/14/20	630,000	624,410

Total Consumer Finance				1,447,351

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 0.4%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	$420,000	$496,340

Insurance - 0.7%
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.811%	2/12/23	7,822	7,900	(a)(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	2,205	2,922	(b)
Prudential Financial Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.619%	8/15/18	890,000	892,788	(a)

Total Insurance				903,610

TOTAL FINANCIALS				17,851,016

HEALTH CARE - 1.7%
Biotechnology - 0.6%
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.504%	5/22/19	350,000	352,074	(a)
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	170,000	169,651
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	170,000	168,128

Total Biotechnology				689,853

Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	2.539%	6/6/22	330,000	334,168	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	380,000	347,700

Total Health Care Equipment & Supplies				681,868

Pharmaceuticals - 0.6%
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.186%	2/10/20	620,000	624,061	(a)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	28,756
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	46,364

Total Pharmaceuticals				699,181

TOTAL HEALTH CARE				2,070,902

INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	9,798	11,026

INFORMATION TECHNOLOGY - 1.4%
Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	140,000	137,286

Software - 0.9%
Oracle Corp., Senior Notes (3 mo. USD LIBOR + 0.580%)	2.300%	1/15/19	1,050,000	1,054,889	(a)

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	550,000	561,966	(b)

TOTAL INFORMATION TECHNOLOGY				1,754,141

MATERIALS - 0.3%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	368,870	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.910%)	2.372%	11/27/18	$230,000	$231,237	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.623%	6/30/20	760,000	770,189	(a)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	80,000	83,000

Total Diversified Telecommunication Services				1,084,426

Wireless Telecommunication Services - 0.7%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	280,000	293,076
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	33,000	34,279	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	94,800
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	468,750	471,093	(b)

Total Wireless Telecommunication Services				893,248

TOTAL TELECOMMUNICATION SERVICES				1,977,674

UTILITIES - 1.1%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	300,000	291,870

Independent Power and Renewable Electricity Producers - 0.1%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	97,429	97,917

Multi-Utilities - 0.8%
TECO Finance Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.308%	4/10/18	980,000	980,346	(a)

TOTAL UTILITIES				1,370,133

TOTAL CORPORATE BONDS & NOTES (Cost - $37,751,375)				37,918,471

ASSET-BACKED SECURITIES - 14.7%
Academic Loan Funding Trust, 2012-1A A2 (1 mo. USD LIBOR + 1.100%)	2.428%	12/27/44	400,000	400,146	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	2.967%	5/1/27	160,000	160,221	(a)(b)
Amortizing Residential Collateral Trust, 2002-BC4 M1 (1 mo. USD LIBOR + 1.050%)	2.379%	7/25/32	50,289	50,430	(a)
Apollo Credit Funding Ltd., 2004-A A1 (3 mo. USD LIBOR + 1.470%)	2.829%	4/15/27	750,000	750,898	(a)(b)
Ascentium Equipment Receivables, 2017-1A A3	2.290%	6/10/21	680,000	673,532	(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	2.711%	7/17/26	400,000	400,328	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	392,848	(b)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.129%	3/25/37	547,397	519,162	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.862%	10/15/26	750,000	750,778	(a)(b)
Business Loan Express, 2001-2A A (1 mo. USD LIBOR + 0.580%)	1.909%	1/25/28	143,945	135,279	(a)(b)
Business Loan Express, 2002-1A A (1 mo. USD LIBOR + 0.550%)	1.879%	7/25/28	68,477	66,825	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.965%	7/20/31	500,000	504,260	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	3.067%	1/30/25	226,080	226,355	(a)(b)
Cent CLO LP, 2014-21A A1BR (3 mo. USD LIBOR + 1.210%)	2.970%	7/27/26	500,000	500,383	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.105%	4/23/29	500,000	504,586	(a)(b)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	2.666%	5/15/30	500,000	504,902	(a)(b)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	380,000	374,071	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Jackson Mill CLO Ltd., 2015-1A A (3 mo. USD LIBOR + 1.540%)	2.899%	4/15/27	$250,000	$250,631	(a)(b)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.145%	10/20/29	500,000	508,715	(a)(b)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	2.378%	7/26/66	280,000	288,406	(a)(b)
Navient Student Loan Trust, 2018-1A A3 (1 mo. USD LIBOR + 0.720%)	2.281%	3/25/67	300,000	301,216	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.904%	12/7/20	690,176	691,887	(a)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	2.491%	8/25/34	856,028	854,455	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1 (1 mo. USD LIBOR + 0.950%)	2.977%	5/25/33	147,439	144,722	(a)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.826%	8/15/29	250,000	253,880	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 3A4	5.860%	1/25/37	720,000	698,963
OSCAR US Funding Trust, 2017-1A A2A	2.300%	5/11/20	917,879	918,439	(b)
Panhandle-Plains Higher Education Authority Inc., 2011-1 A2 (3 mo. USD LIBOR + 0.950%)	2.645%	7/1/24	585,195	585,967	(a)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	1.878%	4/25/30	740,853	737,916	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.209%	8/25/33	319,907	313,663	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	12,407	9,354
SACO I Trust, 2006-5 1A (1 mo. USD LIBOR + 0.300%)	1.861%	4/25/36	153,456	149,762	(a)
Saxon Asset Securities Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.050%)	2.379%	6/25/33	275,852	276,155	(a)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	1.749%	9/15/39	280,000	271,018	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.895%	3/25/44	1,270,000	1,234,358	(a)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	323,707	317,833
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	1,450,000	1,418,628	(b)
SMB Private Education Loan Trust, 2016-C A2B (1 mo. USD LIBOR + 1.100%)	2.350%	9/15/34	470,000	477,678	(a)(b)
Voya CLO Ltd., 2014-2A A1R (3 mo. USD LIBOR + 1.250%)	2.981%	4/17/30	500,000	502,791	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $18,040,768)				18,121,441

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 18.1%
BAMLL Commercial Mortgage Securities Trust, 2013-DSNY A (1 mo. USD LIBOR + 1.050%)	2.300%	9/15/26	380,000	380,264	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.061%	9/26/45	1,540,000	1,152,051	(a)(b)
Banc of America Funding Corp., 2015-R2 04A1 (1 mo. USD LIBOR + 0.165%)	1.726%	9/29/36	545,450	527,468	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	2.429%	10/25/33	525,930	524,253	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.274%	8/25/35	4,817	4,758	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	2.263%	10/25/35	17,308	16,951	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.400%)	2.031%	1/25/36	$7,548	$7,346	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2 (1 mo. USD LIBOR + 0.230%)	2.101%	7/25/36	39,836	37,699	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	327,587
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	2.354%	6/11/32	370,000	371,057	(a)(b)
Cold Storage Trust, 2017-ICE3 A (1 mo. USD LIBOR + 1.000%)	2.560%	4/15/36	260,000	261,465	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	142,923	144,359
Credit Suisse Mortgage Trust, 2010-3R 2A3 (12 mo. USD LIBOR + 2.000%)	4.500%	12/26/36	470,000	481,894	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2 (6 mo. USD LIBOR + 2.000%)	3.307%	1/27/36	677,693	593,397	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 (1 mo. USD LIBOR + 0.700%)	2.264%	12/29/45	222,534	222,855	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	1.910%	11/15/40	197,405	197,730	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 1997-19 F (1 year Treasury Constant Maturity Rate + 2.210%)	1.999%	6/1/28	34,752	34,724	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	3.528%	9/25/24	227,773	234,874	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 M3 (1 mo. USD LIBOR + 3.300%)	4.629%	10/25/27	390,000	437,049	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.152%	12/25/27	268,318	273,682	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	4.238%	11/25/40	166,331	164,868	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4 (1 year Treasury Constant Maturity Rate + 2.080%)	4.046%	3/25/42	1,304,093	1,375,055	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A (1 year Treasury Constant Maturity Rate + 2.060%)	3.648%	8/25/43	1,038,850	1,095,088	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.478%	3/25/27	97,361	97,290	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF (1 mo. USD LIBOR + 0.400%)	1.961%	8/25/33	23,091	23,113	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A (1 year Treasury Constant Maturity Rate + 2.030%)	3.670%	8/25/42	963,637	990,171	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	1.961%	5/25/42	133,651	132,184	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.461%	11/25/24	249,052	285,416	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.328%	11/25/24	388,665	439,413	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.329%	10/25/29	810,000	866,004	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.124%	7/25/30	$350,000	$356,529	(a)(b)
First Horizon Alternative Mortgage Securities, 2007-FA1 A6 (1 mo. USD LIBOR + 0.300%)	1.861%	3/25/37	1,431,389	844,227	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	1.897%	5/15/34	392,511	364,304	(a)(b)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	2.083%	12/19/59	214,012	214,732	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.733%	2/20/61	457,608	458,473	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	1.633%	3/20/63	754,296	753,288	(a)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.261%	3/20/23	448,481	449,699	(a)(b)
GS Mortgage Securities Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.718%	9/26/37	443,264	434,102	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1 (1 mo. USD LIBOR + 0.520%)	2.078%	6/19/34	235,551	231,151	(a)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.503%	10/15/35	408,576	1,793	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	540,000	545,780
Morgan Stanley Re-remic Trust, 2015-R2 2A1 (12 mo. Monthly Treasury Average Index + 1.090%)	2.091%	12/26/46	584,381	583,671	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	308,338	319,749	(a)(b)
New York Mortgage Trust Inc., 2005-2 A (1 mo. USD LIBOR + 0.660%)	1.989%	8/25/35	296,575	286,602	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	496,921	364,213	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.879%	5/25/37	1,296,967	992,086	(a)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	11,714	9,778
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	1.779%	11/25/33	115,430	113,464	(a)
Sequoia Mortgage Trust, 2002-9 2A (6 mo. USD LIBOR + 1.560%)	2.982%	9/20/32	186,993	183,412	(a)
Structured ARM Loan Trust, 2004-02 1A1 (6 mo. USD LIBOR + 2.460%)	3.935%	3/25/34	293,188	290,732	(a)
Structured Asset Securities Corp., 2005-RF3 2A (1 year Treasury Constant Maturity Rate + 2.200%)	3.639%	6/25/35	717,655	674,393	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.750%)	2.300%	11/11/34	560,000	562,153	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1 (12 mo. USD LIBOR + 1.990%)	3.655%	8/20/35	382,311	343,129	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-04 CB9 (1 mo. USD LIBOR + 0.400%)	1.729%	6/25/35	679,742	581,365	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	171,043
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1 (1 year Treasury Constant Maturity Rate + 2.490%)	3.740%	11/25/34	430,746	442,550	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	15	15

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $21,834,272)				22,272,498

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 2.5%
FHLMC - 0.8%
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	1.969%	6/1/43	$557,754	$555,291	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/29	1,779	2,005
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	3/13/48	400,000	409,703	(e)

Total FHLMC				966,999

FNMA - 0.3%
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	3.590%	9/1/37	378,326	395,382	(a)

GNMA - 1.4%
Government National Mortgage Association (GNMA) II	3.500%	3/20/48-4/19/48	200,000	200,995	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20-3/20/21	113,401	114,885	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.500%	3/20/21	16,517	16,656	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.625%	6/20/22-5/20/32	523,937	538,572	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.750%	8/20/22-9/20/32	268,743	276,754	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.125%	10/20/22-10/20/27	420,538	430,526	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.375%	1/20/24-3/20/24	140,664	144,031	(a)

Total GNMA				1,722,419

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,093,226)				3,084,800

MUNICIPAL BONDS - 0.6%
North Carolina - 0.6%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes (3 mo. USD LIBOR + 0.900%) (Cost - $730,906)	2.645%	10/25/41	730,000	733,307	(a)

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.398%	5/2/22	89,774	90,622	(a)(f)(g)

Hotels, Restaurants & Leisure - 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B3	3.898 - 3.943%	2/16/24	89,773	90,007	(a)(f)(g)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	12/22/24	22,500	22,671	(a)(f)(g)
Golden Nugget Inc., 2017 Incremental Term Loan	4.898 - 5.039%	10/4/23	9,875	9,964	(a)(f)(g)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.621%	10/25/23	89,774	90,380	(a)(f)(g)
Scientific Games International Inc., 2018 Term Loan B5 (3 mo. LIBOR + 2.750%)	4.449%	8/14/24	16,160	16,253	(a)(f)(g)

Total Hotels, Restaurants & Leisure				229,275

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.7%
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.650%	4/30/25	$26,400	$26,499	(a)(f)(g)
Numericable Group SA, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	4.720%	1/31/26	59,850	57,655	(a)(f)(g)
Sinclair Television Group Inc., 2017 Term Loan B	—	12/12/24	80,000	80,350	(h)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.398%	3/15/24	664,996	657,931	(a)(f)(g)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	4.088%	4/15/25	20,250	20,082	(a)(f)(g)

Total Media				842,517

Specialty Retail - 0.0%
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	4.331 - 4.398%	1/30/23	32,358	32,539	(a)(f)(g)

TOTAL CONSUMER DISCRETIONARY				1,194,953

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.900%	5/24/24	24,239	24,312	(a)(f)(g)

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Jaguar Holding Co. II, 2017 Term Loan	4.398 - 4.443%	8/18/22	54,760	55,009	(a)(f)(g)

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.840%	4/3/22	109,724	109,724	(a)(f)(g)
XPO Logistics Inc., 2018 Term Loan B (3 mo. LIBOR + 2.000%)	3.920%	2/23/25	89,129	89,424	(a)(f)(g)(h)

Total Air Freight & Logistics				199,148

Airlines - 0.1%
American Airlines Inc., 2017 Incremental Term Loan (1 mo. LIBOR + 2.000%)	3.588%	12/14/23	44,550	44,629	(a)(f)(g)
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.631%	6/26/20	45,000	45,129	(a)(f)(g)

Total Airlines				89,758

Building Products - 0.0%
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.398%	11/15/23	5,571	5,601	(a)(f)(g)

Professional Services - 0.0%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.648%	4/10/23	45,885	46,074	(a)(f)(g)

TOTAL INDUSTRIALS				340,581

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.871%	4/26/24	263,209	264,015	(a)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.2%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.148%	10/31/23	$89,774	$90,391	(a)(f)(g)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	3.581 - 3.648%	10/1/22	82,500	82,835	(a)(f)(g)
Berry Global Inc., Term Loan R (1 mo. LIBOR + 2.000%)	3.581%	1/19/24	27,431	27,534	(a)(f)(g)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.398%	2/5/23	43,899	44,154	(a)(f)(g)

Total Containers & Packaging				154,523

TOTAL MATERIALS				244,914

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.250%)	3.898%	4/25/23	44,886	45,162	(a)(f)(g)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	1/31/25	45,000	44,370	(a)(f)(g)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.846%	2/22/24	21,600	21,660	(a)(f)(g)

TOTAL TELECOMMUNICATION SERVICES				66,030

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 Week LIBOR + 3.000%)	4.473 - 4.474%	6/30/18	65,250	65,315	(a)(f)(g)

TOTAL SENIOR LOANS (Cost - $2,294,063)				2,300,291

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.4%
U.S. Government Obligations - 1.4%
U.S. Treasury Notes (Cost - $1,817,195)	1.875%	12/15/20	1,820,000	1,794,513

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $3,805)			465	1,832	*(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	SHARES	VALUE
PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (Cost - $17,072)	8.000%		223,330	$2,233	(i)(j)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $85,582,682)				86,229,386

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 30.2%
U.S. Government Agencies - 3.4%
Federal Home Loan Bank (FHLB), Discount Notes	1.424%	4/5/18	$340,000	339,474	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.595%	4/27/18	640,000	638,389	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.646%	5/14/18	540,000	538,158	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.466%	5/15/18	450,000	448,444	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.477%	5/16/18	420,000	418,528	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.646%	5/17/18	450,000	448,402	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.482%	5/25/18	400,000	398,432	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.508%	6/14/18	300,000	298,495	(k)
Federal Home Loan Bank (FHLB), Discount Notes	1.605%	4/26/18	600,000	598,516	(k)

Total U.S. Government Agencies (Cost - $4,127,649)				4,126,838

			SHARES
Money Market Funds - 26.8%
Western Asset Government Cash Management Portfolio LLC (Cost - $32,997,271)	1.430%		32,997,271	32,997,271	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $37,124,920)				37,124,109

TOTAL INVESTMENTS - 100.2% (Cost - $122,707,602)				123,353,495
Liabilities in Excess of Other Assets - (0.2)%				(240,607)

TOTAL NET ASSETS - 100.0%				$123,112,888

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2018, the Fund held TBA securities with a total cost of $612,015.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of February 28, 2018.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(j)	Security is valued using significant unobservable inputs (See Note 1).

(k)	Rate shown represents yield-to-maturity.

(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payment in cash or additional securities.

(m)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At February 28, 2018, the total market value of investments in Affiliated Companies was $32,997,271 and the cost was $32,997,271 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
DIP	— Debtor-in-Possession
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	$115.00	16	$16,000	$1,000
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	114.50	26	26,000	3,656
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	114.75	17	17,000	1,594
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	120.50	8	8,000	2,875

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $20,239)					$9,125

At February 28, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	83	12/19	$20,181,749	$20,158,625	$(23,124)
90-Day Eurodollar	73	6/20	17,745,031	17,723,488	(21,543)
U.S. Treasury 5-Year Notes	280	6/18	31,951,271	31,900,313	(50,958)

					(95,625)

Contracts to Sell:
90-Day Eurodollar	123	3/18	30,252,954	30,099,639	153,315
90-Day Eurodollar	186	6/18	45,494,528	45,442,125	52,403
90-Day Eurodollar	9	12/18	2,204,421	2,193,075	11,346
U.S. Treasury 2-Year Notes	37	6/18	7,866,849	7,861,344	5,505
U.S. Treasury 10-Year Notes	25	6/18	3,000,346	3,001,172	(826)
U.S. Treasury Long-Term Bonds	11	6/18	1,577,134	1,577,813	(679)

					221,064

Net unrealized appreciation on open futures contracts					$125,439

At February 28, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$5,000,000	5/6/21	1.227% semi-annually	3-Month LIBOR-quarterly	—	$220,344
	3,750,000	11/30/21	1.940% semi-annually	3-Month LIBOR-quarterly	—	104,305
	4,820,000	5/15/23	3-Month LIBOR quarterly	3-Month U.S. Federal Funds Intraday Effective Rate quarterly	$(1,649)	2,856

Total	$13,570,000				$(1,649)	$327,505

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$37,918,471	—	$37,918,471
Asset-Backed Securities	—	18,121,441	—	18,121,441
Collateralized Mortgage Obligations	—	22,272,498	—	22,272,498
Mortgage-Backed Securities	—	3,084,800	—	3,084,800
Municipal Bonds	—	733,307	—	733,307
Senior Loans	—	2,300,291	—	2,300,291
U.S. Government & Agency Obligations	—	1,794,513	—	1,794,513
Common Stocks	—	—	$1,832	1,832
Preferred Stocks	—	—	2,233	2,233

Total Long-Term Investments	—	86,225,321	4,065	86,229,386

Short-Term Investments†:
U.S. Government Agencies	—	4,126,838	—	4,126,838
Money Market Funds	—	32,997,271	—	32,997,271

Total Short-Term Investments	—	37,124,109	—	37,124,109

Total Investments	—	$123,349,430	$4,065	$123,353,495

Other Financial Instruments:
Futures Contracts	$222,569	—	—	222,569
Centrally Cleared Interest Rate Swaps	—	327,505	—	327,505

Total Other Financial Instruments	$222,569	$327,505	—	$550,074

Total	$222,569	$123,676,935	$4,065	$123,903,569

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Exchange-traded Written Options	$9,125	—	—	$9,125
Futures Contracts	97,130	—	—	97,130

Total	$106,255	—	—	$106,255

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western

Notes to Schedule of Investments (unaudited) (continued)

Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 28, 2018. The following transactions were effected in shares of such companies for the period ended February 28, 2018.

	Affiliate Value at May 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$55,397,271	55,397,271	$22,400,000	22,400,000	—	$133,761	—	$32,997,271

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2018